RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2016
Retirement Benefits [Abstract]
Components of Net Periodic Benefit Cost
The following tables present combined information for our defined benefit pension and other postretirement plans:

Components of Net Periodic Benefit Cost	Pension Plans			Other Postretirement Plans
	2016	2015	2014	2016	2015	2014
Service cost	$8,531	$9,757	$8,251	$704	$791	$1,037
Interest cost	21,668	21,949	31,350	1,361	1,545	2,279
Expected return on plan assets	(25,193)	(27,136)	(34,887)	—	—	—
Amortization of prior service credits	(606)	(609)	(468)	—	—	—
Recognized net actuarial losses (gains)	5,074	6,855	4,104	(3,361)	(2,696)	(863)
Net periodic benefit cost (income)	$9,474	$10,816	$8,350	$(1,296)	$(360)	$2,453

Change in Benefit Obligation

Change in Projected Benefit Obligation	Pension Plans		Other Postretirement Plans
	2016	2015	2016	2015
Projected benefit obligation at beginning of year	$767,456	$878,003	$30,948	$51,458
Service cost	8,531	9,757	704	791
Interest cost	21,668	21,949	1,361	1,545
Actuarial loss (gain) (1)	120,699	(42,357)	2,702	(20,863)
Plan participants’ contributions	2,657	2,649	502	452
Benefits paid	(34,298)	(30,878)	(2,810)	(2,435)
Currency translation (2)	(71,365)	(71,667)	—	—
Projected benefit obligation at end of year	$815,348	$767,456	$33,407	$30,948

Change in Plan Assets

Change in Plan Assets	Pension Plans		Other Postretirement Plans
	2016	2015	2016	2015
Fair value of plan assets at beginning of year	$668,177	$738,580	$—	$—
Actual return on plan assets	75,241	880	—	—
Benefits paid	(34,298)	(30,878)	(2,810)	(2,435)
Employer contributions (3)	15,757	15,978	2,308	1,983
Plan participants’ contributions	2,657	2,649	502	452
Currency translation (2)	(63,696)	(59,032)	—	—
Fair value of plan assets at end of year	$663,838	$668,177	$—	$—
Funded status	$(151,510)	$(99,279)	$(33,407)	$(30,948)

Balance Sheet Position	Pension Plans		Other Postretirement Plans
	2016	2015	2016	2015
Prepaid benefit cost within other non-current assets	$2,798	$13,581	$—	$—
Accrued benefit cost within other current liabilities	(2,098)	(2,167)	(2,476)	(2,432)
Accrued benefit cost within other non-current liabilities	(152,210)	(110,693)	(30,931)	(28,516)
Net funded status recognized	$(151,510)	$(99,279)	$(33,407)	$(30,948)

Unrecognized net prior service credits	$(3,101)	$(3,801)	$—	$—
Unrecognized net actuarial losses (gains)	183,282	131,085	(25,508)	(31,571)
Accumulated other comprehensive loss (income), before taxes (4)	$180,181	$127,284	$(25,508)	$(31,571)

(1)
The actuarial pension plan loss for 2016 was primarily associated with a decrease in discount rate assumptions for our pension plans. The actuarial pension plan gain for 2015 was primarily associated with an increase in the discount rate assumptions for our pension plans. The actuarial other postretirement plan gain for 2015 was primarily associated with an increase in the discount rate assumptions and a decrease in the percent of retiring employees electing medical coverage for our other postretirement plan.

(2)
The currency translation loss for 2016 and 2015 was primarily associated with the strengthening of the U.S. Dollar against the currencies associated with our international pension plans, primarily the Euro and British Pound.

(3)	During 2017, we expect to contribute approximately $15,900 and $2,500 to our pension and other postretirement plans, respectively.

(4)	During 2017, we expect to recognize approximately $(600) and $4,700 of previously unrecognized net prior service pension credits and net actuarial pension losses, respectively.

Defined Benefit Plans with an Accumulated Benefit Obligation in Excess of Plan Assets
The following table includes summary information for those defined benefit plans with an accumulated benefit obligation in excess of plan assets:

	December 31,
	2016	2015
Projected benefit obligation	$704,709	$657,027
Accumulated benefit obligation	$688,980	$657,698
Fair value of plan assets	$550,399	$544,168

Weighted-Average Assumptions Used to Measure Defined Benefit Pension and Other Postretirement Plans
The following table presents the weighted-average assumptions used to measure our defined benefit pension and other postretirement plans:

	Pension Plans		Other Postretirement Plans
	2016	2015	2016	2015
Weighted-average assumptions used to determine benefit obligations at December 31,
Discount rate	2.13%	2.99%	4.15%	4.47%
Rate of compensation increase (1)	2.35%	2.35%	n/a	n/a
Weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31,
Discount rate	2.99%	2.68%	4.47%	4.13%
Expected long-term rate of return on plan assets (2)	3.93%	3.86%	n/a	n/a
Rate of compensation increase (1)	2.35%	2.35%	n/a	n/a

(1)	The rate of compensation increase relates solely to the defined benefit plans that factor compensation increases into the valuation.

(2)	The expected long-term rate of return on plan assets was derived using historical returns by asset category and expectations of future performance.

Expected Defined Benefit Pension and Other Postretirement Plan Payments
The following table includes the expected defined benefit and other postretirement plan payments for the next 10 years:

Year	Pension Plans	Other Postretirement Plans
2017	$34,882	$2,476
2018	$30,966	$2,471
2019	$31,128	$2,446
2020	$31,789	$2,408
2021	$32,398	$2,337
2022-2026	$169,850	$10,820

Plan Assets at Fair Value by Investment Category and Valuation Hierarchy Level
The following tables present the fair value of our plan assets by investment category and valuation hierarchy level at December 31, 2016 and 2015:

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Asset Category
Equity Securities:
Global Equities and Cash	$3,259	$—	$—	$3,259
International Funds (1)	—	148,794	—	148,794
Emerging Markets Growth Funds	—	17,046	—	17,046
U.S. Equity Funds	—	13,767	—	13,767
Fixed Income Securities:
International Government Bonds (2)	—	169,781	—	169,781
International Corporate Bonds (3)	—	102,866	—	102,866
International Mortgage Funds (4)	—	58,017	—	58,017
All Other Fixed Income Securities (5)	—	46,537	—	46,537
Other Investments:
Asset Allocation Funds (6)	—	103,771	—	103,771
Total Assets at Fair Value	$3,259	$660,579	$—	$663,838

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Asset Category
Equity Securities:
Global Equities and Cash	$2,278	$—	$—	$2,278
International Funds (1)	—	161,032	—	161,032
U.S. Equity Funds	—	20,158	—	20,158
Emerging Markets Growth Funds	—	15,505	—	15,505
Fixed Income Securities:
International Government Bonds (2)	—	238,165	—	238,165
International Corporate Bonds (3)	—	88,463	—	88,463
International Mortgage Funds (4)	—	—	—	—
All Other Fixed Income Securities (5)	—	63,085	—	63,085
Other Investments:
Asset Allocation Funds (6)	—	79,491	—	79,491
Total Assets at Fair Value	$2,278	$665,899	$—	$668,177
The following provides descriptions for plan asset categories with significant balances in the tables above:

(1)	Investments in various funds that track international indices.

(2)	Investments in predominately EU government securities and U.K. Treasury securities with credit ratings primarily AAA.

(3)	Investments in European and U.K. fixed interest securities with credit ratings of primarily BBB and above.

(4)	Investments in international mortgage funds.

(5)	Investments predominantly in various international fixed income obligations that are individually insignificant.

(6)	Investments in fixed income securities, equities and alternative asset classes, including commodities and property assets.

Additional Information Regarding Significant Multi-Employer Pension Plans
The following table provides additional information regarding our significant multi-employer defined benefit pension plans, including the funding level of each plan (or zone status, as defined by the Pension Protection Act), whether actions to improve the funding level of the plan have been implemented, where required (a funding improvement plan (“FIP”) or rehabilitation plan (“RP”), and our contributions to each plan and total contributions for 2016, 2015 and 2014, among other disclosures:

	EIN/Plan Number	Plan Year End	Pension Protection Act (% Funded) (1)		FIP/RP Plan (1)	Total Company Contributions (2)			Expiration Date of Collective- Bargaining Agreement (3)
Pension Fund			2016	2015		2016	2015	2014
Boilermaker-Blacksmith National Pension Trust	48-6168020-001	12/31	65%-80%	65%-80%	Yes	$26,375	$23,079	$20,602	Various
Plumbers and Pipefitters National Pension Fund	52-6152779-001	6/30	65%-80%	65%-80%	Yes	2,241	2,144	1,176	Various
Utah Pipe Trades Pension Trust Fund	51-6077569-001	12/31	>80%	>80%	No	3,372	5,522	664	07/19
Twin City Carpenters and Joiners Pension Fund	41-6043137-001	12/31	65%-80%	65%-80%	Yes	1,295	5,469	6,010	04/19
Twin City Ironworkers Pension Plan	41-6084127-001	12/31	>80%	>80%	No	731	2,102	2,791	04/19
Middle Tennessee Carpenters and Millwrights Pension Fund (4)	62-6101275-001	4/30	>80%	>80%	No	—	6,524	2,881	Various
Southern Ironworkers Pension Fund (4)	59-6227091-001	12/31	>80%	>80%	No	—	3,458	1,191	Various
Plumbers and Steamfitters Local 150 Pension Fund (4)	58-6116699-001	12/31	>80%	>80%	No	—	3,510	1,502	Various
Boilermakers’ National Pension Plan (Canada)	366708	12/31	N/A	N/A	N/A	6,709	8,645	10,795	04/19
All Other (5)						19,216	19,110	13,477
Total						$59,939	$79,563	$61,089

(1)
Pension Protection Act Zone Status and FIP/RP plans are applicable to our U.S.-registered plans only, as these terms are not defined within Canadian pension legislation. In the U.S., plans funded less than 65% are in the red zone, plans funded at least 65%, but less than 80% are in the yellow zone, and plans funded at least 80% are in the green zone. The requirement for FIP or RP plans in the U.S. is based on the funding level or zone status of the applicable plan.

(2)
Our 2016 contributions as a percentage of total plan contributions were not available for any of our plans. For 2015 and 2014, our contributions to the Utah Pipe Trades Pension Trust Fund, the Twin City Carpenters and Joiners Pension Fund, the Twin City Ironworkers Pension Plan, the Southern Ironworkers Pension Fund, the Plumbers and Steamfitters Local 150 Pension Fund and the Boilermakers’ National Pension Plan (Canada) each exceeded 5% of total plan contributions. The level of our contributions to each plan noted above varies from period to period based upon the level of work being performed that is covered under the applicable collective-bargaining agreement.

(3)	The expiration dates of our labor agreements associated with the plans noted as “Various” above vary based upon the duration of the applicable projects.

(4)	The contributions in 2015 and 2014 were associated with plans that were included with our former Nuclear Operations, which were sold on December 31, 2015.

(5)	Our remaining contributions are to various U.S. and Canadian plans, which are individually immaterial.